Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 27, 2019
Registrant Name	FRONTIER FUNDS, INC.
Central Index Key	0001014913
Amendment Flag	false
Document Creation Date	Mar. 27, 2019
Document Effective Date	Apr. 01, 2019
Prospectus Date	Apr. 01, 2019
Frontier HyperiUS Global Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FHYPX
Frontier HyperiUS Global Equity Fund | Service Class Shares
Prospectus:
Trading Symbol	FHGSX